Restatement (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
Impacted Consolidated Balance Sheet Accounts as of December 31, 2016:

	As previously	Restatement
	reported	adjustments	As restated

Cash and due from banks	$13,504,081	$(1,169,723)	$12,334,358
Cash and cash equivalents	14,482,638	(1,169,723)	13,312,915
Deferred income taxes	1,420,891	(391,872)	1,029,019
Other assets	1,356,982	1,167,860	2,524,842
Total assets	380,225,094	(393,735)	379,831,359
Retained earnings	13,106,834	(393,735)	12,713,099
Total stockholders' equity	39,406,012	(393,735)	39,012,277
Total liabilities and stockholders' equity	380,225,094	(393,735)	379,831,359

Impacted Consolidated Statements of Income Accounts for the year ended December 31, 2016:

	As previously	Restatement
	reported	adjustments	As restated

Income taxes	$1,633,085	$393,735	$2,026,820
Net income	4,302,864	(393,735)	3,909,129
Earnings per share - basic and diluted	2.60	(0.23)	2.37

Impacted Consolidated Statements of Cash Flows for the year ended December 31, 2016:

	As previously	Restatement
	reported	adjustments	As restated

Cash paid to suppliers and employees	$(8,272,117)	$(1,169,723)	$(9,441,840)
Cash provided by operating activities	3,608,405	(1,169,723)	2,438,682
Net increase in cash and cash equivalents	(5,710,201)	(1,169,723)	(6,879,924)
Cash and cash equivalents at the end of period	14,482,638	(1,169,723)	13,312,915
Net income	4,302,864	(393,735)	3,909,129
Deferred income taxes	(84,719)	391,872	307,153
Other assets	(397,920)	(1,167,860)	(1,565,780)